OPERATING EXPENSES - Schedule of Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	$ 753,744	$ 773,434	$ 618,595
Bunkers
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	487,790	529,585	390,658
Port expenses
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	153,383	137,440	149,451
Commissions
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	67,165	72,699	62,764
Other voyage related expenses
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	$ 45,406	$ 33,710	$ 15,722